UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

     Christopher J. Heintz     New York, New York     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $178,304 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     2579    43500 SH       SOLE                    43500
AMERICAN WTR WKS CO INC NEW    COM              030420103    15801   712392 SH       SOLE                   712392
AMPHENOL CORP NEW              CL A             032095101     6512   145100 SH       SOLE                   145100
CNX GAS CORP                   COM              12618H309    10535   250600 SH       SOLE                   250600
COVIDIEN LTD                   COM              G2552X108    10292   214900 SH       SOLE                   214900
CROWN CASTLE INTL CORP         COM              228227104    13409   346211 SH       SOLE                   346211
CVR ENERGY INC                 COM              12662P108     2014   104600 SH       SOLE                   104600
DR PEPPER SNAPPLE GROUP INC    COM              26138E109     6086   290100 SH       SOLE                   290100
DST SYS INC DEL                COM              233326107     5951   108100 SH       SOLE                   108100
ENTERGY CORP NEW               COM              29364G103     4482    37200 SH       SOLE                    37200
GOODYEAR TIRE & RUBR CO        COM              382550101     8312   466200 SH       SOLE                   466200
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107    11573   277924 SH       SOLE                   277924
MASTERCARD INC                 CL A             57636Q104     3823    14400 SH       SOLE                    14400
MOLECULAR INSIGHT PHARM INC    COM              60852M104     3841   697136 SH       SOLE                   697136
NALCO HOLDING COMPANY          COM              62985Q101     7935   375200 SH       SOLE                   375200
NASDAQ OMX GROUP INC           COM              631103108    10788   406334 SH       SOLE                   406334
NATIONAL FUEL GAS CO N J       COM              636180101    12128   203900 SH       SOLE                   203900
PHARMERICA CORP                COM              71714F104    13822   611879 SH       SOLE                   611879
RELIANT ENERGY INC             COM              75952B105     3588   168700 SH       SOLE                   168700
TARGET CORP                    COM              87612E106    10972   236000 SH       SOLE                   236000
UNION PAC CORP                 COM              907818108    13861   183100 SH       SOLE                   183100